Note 13 - Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value, Assets Measured on Recurring and Nonrecurring Basis [Table Text Block]
	Fair Value Measurements at December 31, 2014, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
U.S. Government sponsored entity securities	----	$8,917	----
Agency mortgage-backed securities, residential	----	76,319	----
	Fair Value Measurements at December 31, 2013, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
U.S. Government sponsored entity securities	----	$8,852	----
Agency mortgage-backed securities, residential	----	75,216	----
	Fair Value Measurements at December 31, 2014, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Impaired loans:
Commercial real estate:
Owner-occupied	----	----	$1,679
Nonowner-occupied	----	----	5,270
Commercial and industrial	----	----	2,532

Other real estate owned:
Commercial real estate:
Construction	----	----	1,147
	Fair Value Measurements at December 31, 2013, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Impaired loans:
Residential real estate	----	----	$234
Commercial real estate:
Owner-occupied	----	----	133
Nonowner-occupied	----	----	1,973
Commercial and industrial	----	----	2,863

Other real estate owned:
Commercial real estate:
Construction	----	----	1,058

Fair Value Inputs, Assets, Quantitative Information [Table Text Block]
December 31, 2014	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Range			(Weighted Average)
Impaired loans:
Commercial real estate:
Owner-occupied	$1,679	Sales approach	Adjustment to comparables	0.3%	to	62%	18%
		Income approach	Capitalization Rate			10%	10%
Nonowner-occupied	2,597	Income approach	Capitalization Rate			6.5%	6.5%
Nonowner-occupied	2,673	Sales approach	Adjustment to comparables	0%	to	12.5%	5.7%
Commercial and industrial	2,532	Sales approach	Adjustment to comparables	10%	to	30%	21.42%

Other real estate owned:
Commercial real estate:
Construction	1,147	Sales approach	Adjustment to comparables	5%	to	35%	18%
December 31, 2013	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Range			(Weighted Average)
Impaired loans:
Commercial real estate:
Nonowner-occupied	$1,973	Sales approach	Adjustment to comparables	5%	to	10%	8%
Commercial and industrial	2,863	Sales approach	Adjustment to comparables	0%	to	20%	16%

Other real estate owned:
Commercial real estate:
Construction	1,058	Sales approach	Adjustment to comparables	5%	to	35%	19%

Fair Value, by Balance Sheet Grouping [Table Text Block]
		Fair Value Measurements at December 31, 2014 Using:
	Carrying Value	Level 1	Level 2	Level 3	Total
Financial Assets:
Cash and cash equivalents	$30,977	$30,977	$ ----	$ ----	$30,977
Interest-bearing deposits with banks	980	----	980	----	980
Securities available for sale	85,236	----	85,236	----	85,236
Securities held to maturity	22,820	----	12,144	11,426	23,570
Federal Home Loan Bank and Federal Reserve Bank stock	6,576	N/A	N/A	N/A	N/A
Loans, net	586,434	----	----	591,594	591,594
Accrued interest receivable	1,806	----	230	1,576	1,806

Financial Liabilities:
Deposits	646,830	161,784	485,503	----	647,287
Other borrowed funds	24,972	----	24,555	----	24,555
Subordinated debentures	8,500	----	4,979	----	4,979
Accrued interest payable	394	4	390	----	394
		Fair Value Measurements at December 31, 2013 Using:
	Carrying Value	Level 1	Level 2	Level 3	Total
Financial Assets:
Cash and cash equivalents	$28,344	$28,344	$ ----	$ ----	$28,344
Securities available for sale	84,068	----	84,068	----	84,068
Securities held to maturity	22,826	----	11,502	11,482	22,984
Federal Home Loan Bank and Federal Reserve Bank stock	7,776	N/A	N/A	N/A	N/A
Loans, net	560,164	----	----	564,589	564,589
Accrued interest receivable	1,901	----	241	1,660	1,901

Financial Liabilities:
Deposits	628,877	148,847	479,962	----	628,809
Other borrowed funds	18,748	----	17,453	----	17,453
Subordinated debentures	8,500	----	4,896	----	4,896
Accrued interest payable	792	3	789	----	792